EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2024:

UNITS	GP Units	LP Units	Total
Authorized and issued
Opening balance	4	74,281,763	74,281,767
Conversion from BBUC exchangeable shares	—	3	3
Issued as at June 30, 2024	4	74,281,766	74,281,770

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Issued as at June 30, 2024	69,705,497
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2024:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2024	72,954,450
Converted to LP Units	(3)
Issued as at June 30, 2024	72,954,447

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2024	4

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2024	$740